SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

18. Supplemental cash flow information

During the periods indicated the Company undertook the following significant non-cash transactions:

		For the year ended
	Note	December 31, 2021	December 31, 2020	December 31, 2019

Depreciation included in exploration and evaluation assets	9	$28,445	$16,771	$4,878
Exploration and evaluation expenditures paid by Barrick	9	1,975,162	4,267,816	2,762,890
Fees paid by common shares, stock options or warrants	14b	278,866	264,119	364,760